Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
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Accounts Payable and Accrued Liabilities

Note 14. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

December 31,	2025	2024

Trade payables and accrued liabilities	$384	$395

Accrued dividend payable	-	3

Cash-settled share-based payments	12	15

Total accounts payable and accrued liabilities	$396	$413